General	12 Months Ended
Dec. 31, 2023
General Information About Financial Statements [Abstract]
Note 1 - General
Note 1 – General

A.	The Reporting Entity

ICL Group Ltd. (hereinafter – the Company), is a company incorporated and domiciled in Israel. The Company's shares are traded on both the Tel-Aviv Stock Exchange (TASE) and the New York Stock Exchange (NYSE) under the ticker: ICL. The address of the Company’s registered headquarters is 23 Aranha St., Tel Aviv, Israel. The Company is a subsidiary of Israel Corporation Ltd., a public company traded on the TASE under the ticker: ILCO:TA. The State of Israel holds a Special State Share in ICL and in some of its subsidiaries, entitling the State the right to safeguard the State of Israel vital interests. For additional information, see Note 19 - Equity.

The Company, together with its subsidiaries, associated companies and joint ventures (hereinafter - the Group or ICL), is a leading specialty minerals group that operates a unique, integrated business model. The Company competitively extracts certain minerals as raw materials and utilizes processing and product formulation technologies to add value to customers in two main end-markets: agriculture and industrial (including food). ICL’s products are used mainly in agriculture, electronics, food, fuel and gas exploration, water purification and desalination, construction, detergents, cosmetics, pharmaceuticals and automotive.

B.	War in Gaza

In October 2023, the Israeli government declared a state of war in response to an attack on civilians at its southern border. Subsequently, additional attacks were launched towards northern Israel. The new security situation has led to several challenges, including some disruptions in supply chains, a shortage of personnel due to mobilization for reserve duty, and fluctuations in foreign currency exchange rates relative to the Israeli shekel.

Regional tensions involving Houthis attacks on commercial ships have recently intensified, affecting shipping operation at the Red Sea. This could lead to delays in shipments as well as increased shipping costs.

The Company has taken measures to ensure the safety of its employees and business partners, as well as the communities in which it operates, in order to minimize any potential impact on its business, including avoidance of disruption to production in its facilities in Israel.

The security situation in recent months has not had a material impact on the Company's business results. As of today, the majority of the Company’s employees in Israel who had been called up for reserve duty have now returned to full-time work.

However, since the developments related to the war situation, as well as its duration, are unpredictable, the Company has no ability to estimate the extent of the war’s potential impact on its future business and results. The Company continuously monitors the developments and will take all necessary actions to minimize any negative consequences to its operations and assets.

C.	Definitions

1.	Subsidiary – a company over which the Company has control and the financial statements of which are fully consolidated with the Company's statements as part of the consolidated financial statements.

2.	Investee company – a subsidiary, including a partnership or joint venture which is accounted for using the equity method.

3.	Related party – As in IAS 24 (2009), “Related Party Disclosures”.